Condensed Consolidated Statements of Shareholders' Equity - (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Dividends, Per Share	$ 0.55	$ 1.47